Other gains/(losses), net (Tables)	12 Months Ended
Dec. 31, 2022
Other gains/(losses), net
Schedule of other gains/(losses), net

	For the years ended December 31,
	2020	2021	2022
Net exchange (loss)/gain	(421)	622	(3,183)
Forfeiture of advances from customers (Note (i))	1,245	1,654	1,552
Government subsidy income (Note (ii))	3,063	3,281	4,458
ADR reimbursement from depositary bank	251	410	(169)
Fair value gains/(losses) on short-term investments	1,404	(316)	(2,368)
Impairment on long-term investments	—	(4,038)	(10,805)
Fair value change in contingent consideration payable	(81)	418	(8,396)
Others	391	172	(254)
Total	5,852	2,203	(19,165)

Note:

(i)	The forfeited advances from customers are recognized as other gains when the contractual obligation of the Company to provide the agreed services no longer existed legally due to passage of time.
(ii)	Government subsidy income mainly includes the wage subsidy from the Hong Kong government in 2022 and an additional 10% VAT super-credit subsidy from the PRC government to offset against VAT payable for the period from April 1, 2019 to December 31, 2022.